Taxation (Details) - Schedule of Reconciliation Between the Statutory Tax Rate to Income Before Income Taxes and the Actual Provision for Income Taxes - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Statutory Tax Rate to Income Before Income Taxes and the Actual Provision for Income Taxes [Abstract]
(Loss) Profit before income tax expense	[1]	$ (994,531)	$ (3,840,120)	$ (4,068,887)
Thailand income tax statutory rate		20.00%	20.00%	20.00%
Income tax at statutory tax rate		$ (198,906)	$ (768,024)	$ (813,777)
Deferred tax assets not recognized		713,468	768,024
Permanent differences		(80,242)	132,208	80,910
Income tax expense (benefit)		$ 434,320	$ 132,208	$ (732,868)

[1]	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.